Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
9. Stock-Based Compensation
2004 Old Clarus Stock Incentive Plan
Effective February 13, 2004, Old Clarus adopted the Clarus Therapeutics 2004 Stock Incentive Plan (the “2004 Plan”). The 2004 Plan was amended on January 28, 2011 to increase the number of shares of Old Clarus’s common stock reserved for issuance to employees, directors, and consultants to 1,529,936 shares. Options granted under the 2004 Plan could have been incentive stock options or non-statutory
stock options. Restricted stock awards were also granted under the 2004 Plan. Incentive stock options could only be granted to employees. Options generally vested over a four-year period. The exercise price of incentive stock options could be not less than 100% of the fair market value per share of Old Clarus’s common stock on the grant date. The awards granted under this plan generally vested over a four-year period and had a
10
-year
contractual term.

At the Effective Time, the 2004 Plan and all options issued and outstanding, whether vested or unvested, were cancelled and extinguished.
2014 Old Clarus Stock Option and Incentive Plan
Effective February 13, 2014, Old Clarus adopted the Clarus Therapeutics 2014 Stock Option and Incentive Plan (the “2014 Plan”) and reserved 1,000,000 shares of Old Clarus common stock for the issuance of awards under the 2014 Plan. The 2014 Plan permitted Old Clarus to make grants of incentive stock options, non-qualified
stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, performance share awards and dividend equivalent rights. To qualify as incentive options, stock options must have met additional federal tax requirements, including a $100,000 limit on the value of shares subject to incentive options that first become exercisable in any calendar year, and a shorter term and higher minimum exercise price in the case of certain large stockholders. All full-time and part-time officers, employees, non-employee
directors and other key persons, including consultants and prospective employees, were eligible to participate in the 2014 Plan, subject to the sole discretion of the administrator. On December 15, 2017, April 17, 2019 and again on December 18, 2020, the 2014 Plan was amended, increasing the total shares of Old Clarus common stock reserved for issuance by 416,500, 26,140, and 3,000,000 shares, respectively, for a total of 4,442,640 shares of Old Clarus common stock available for award in the 2014 Plan. The awards granted under this plan generally vest over a four-year period and have a
10-year
contractual term.
At the Effective Time, the 2014 Plan was terminated and all options issued and outstanding, whether vested or unvested, were cancelled and extinguished.
Clarus Therapeutics Holdings Inc. 2021 Stock Option and Equity Incentive Plan
On August 27, 2021 the Company’s stockholders approved the Clarus Therapeutics Holdings Inc. 2021 Stock Option and Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the Company to make equity and equity-based incentive awards to officers, employees, directors and consultants. Pursuant to the 2021 Plan, an initial 3,475,000 shares of the Company’s common stock were reserved for issuance (the “Initial Limit”). The 2021 Plan provides that the shares reserved and available for issuance under the 2021 Plan will automatically increase each January 1, beginning on January 1, 2022, by 4% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator (the “Annual Increase”). As of September 30, 2021 no awards have been granted and no shares were issued under the 2021 Plan.
Clarus Therapeutics Holdings, Inc. Employee Stock Purchase Plan
On August 12, 2021 the Company’s stockholders approved the Clarus Therapeutics Holdings Inc. Employee Stock Purchase Plan (the “ESPP”). An aggregate of 347,500 shares were reserved and available for issuance under the 2021 ESPP. The 2021 ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 347,500 shares of the Company’s common stock, 1.0% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser amount as determined by the ESPP administrator. As of September 30, 2021 the Company had not issued any shares under the ESPP.

Stock-Based Compensation Expense
Stock-based compensation expense is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Selling and marketing	$6	$—	$15	$—
Research and development	19	15	52	54
General and administrative	182	75	491	180

Total stock-based compensation expense	$207	$90	$559	$234

As of September 30, 2021, there was no unrecognized stock-based compensation expense related to unvested stock options as no options have been granted under the 2021 Plan. At the Effective Time, the 2004 Plan and 2014 Plan were terminated and all options issued and outstanding, whether vested or unvested, were cancelled and extinguished. As a result, the Company recognized approximately $0.2 million of previously unrecognized stock-based compensation expense related to unvested stock options under the 2004 Plan and 2014 Plan during the period ended September 30, 2021.

10. Stock-Based Compensation
2004 Stock Incentive Plan
Effective February 13, 2004, the Company adopted the Clarus Therapeutics 2004 Stock Incentive Plan (the “2004 Plan”). The 2004 Plan was amended on January 28, 2011 to increase the number of shares of the Company’s common stock reserved for issuance to employees, directors, and consultants to 1,529,936 shares. Options granted under the 2004 Plan may be incentive stock options or non-statutory
stock options. Restricted stock awards may also be granted under the 2004 Plan. Incentive stock options may only be granted to employees. Options generally vest over a four-year period. The exercise price of incentive stock options shall be not less than 100% of the fair market value per share of the Company’s Common Stock on the grant date. As of December 31, 2020, only incentive stock options to employees have been awarded under the 2004 Plan. The awards granted under this plan generally vest over a four-year period and have a
10-year
contractual term.

2014 Stock Option and Incentive Plan
Effective February 13, 2014, the Company adopted the Clarus Therapeutics 2014 Stock Option and Incentive Plan (the “2014 Plan”) and reserved 1,000,000 shares of Common Stock for the issuance of awards under the 2014 Plan. The 2014 Plan permits the Company to make grants of incentive stock options, non-qualified
stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, performance share awards and dividend equivalent rights. To qualify as incentive options, stock options must meet additional federal tax requirements, including a $100,000 limit on the value of shares subject to incentive options which first become exercisable in any calendar year, and a shorter term and higher minimum exercise price in the case of certain large stockholders. All full-time and part-time officers, employees, non-employee
directors and other key persons, including consultants and prospective employees, are eligible to participate in the 2014 Plan, subject to the sole discretion of the administrator. On December 15, 2017, April 17, 2019 and again on December 18, 2020, the 2014 Plan was amended, increasing the total shares of Common Stock reserved for issuance by 416,500, 26,140, and 3,000,000 shares, respectively, for a total of 4,442,640 shares of Common Stock available for award in the 2014 Plan. As of December 31, 2020, no shares of common stock were available for future grants under the 2014 Plan. Once the 2014 Plan was adopted, no further options were awarded under the 2004 Plan. The awards granted under this plan generally vest over a four-year period and have a
10-year
contractual term.
Stock Options
The following table summarizes stock option activity under the Plans:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2019	2,307,640	$1.70	5.1	$—
Granted	1,806,229	2.69
Exercised	—	—
Cancelled	(142,500)	1.49
Forfeited	(156,710)	1.98

Outstanding as of December 31, 2020	3,814,659	$2.17	6.8	$—

Options vested and exercisable as of December 31, 2020	2,320,686	$1.86	6.9	$—
The weighted average grant-date fair value of stock options granted in 2020 and 2019 was $1.26 per share and $1.59 per share, respectively. The total fair value of stock options vested during the years ended December 31, 2020 and 2019 was $0.8 million and $0.4 million, respectively.

The fair value was estimated on the date of grant using the Black-Scholes option-pricing model, with the following weighted-average assumptions:

	Years Ended December 31,
	2020	2019
Expected volatility	59.66%	58.13%
Weighted-average risk-free interest rate	1.59%	2.58%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4.00	4.00
Stock-Based Compensation Expense
Stock-based compensation expense is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Selling and marketing	$183	$—
Research and development	189	108
General and administrative	453	251

Total stock-based compensation expense	$825	$359

As of December 31, 2020, there was $0.6 million of unrecognized stock-based compensation expense related to unvested stock options, which is being recognized over a period of 1.14 years.